UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910

Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: June 1, 2011 to August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

ENY Guggenheim Canadian Energy Income ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Canada - 99.9%
106,099	AltaGas Ltd.(a)	$ 2,991,409
105,468	ARC Resources Ltd.(a)	2,620,926
563,879	Athabasca Oil Sands Corp.(b)	8,073,126
174,941	Baytex Energy Corp.(a)	9,016,747
1,343,132	BlackPearl Resources, Inc.(b)	6,950,195
94,730	Bonavista Energy Corp.(a)	2,509,083
43,178	Bonterra Energy Corp.	2,232,089
244,950	Canadian Natural Resources Ltd.	9,268,446
360,225	Canadian Oil Sands Ltd.	8,623,886
302,736	Cenovus Energy, Inc.	10,959,610
6,051,937	Connacher Oil and Gas Ltd.(b)	4,827,439
61,131	Crescent Point Energy Corp.(a)	2,778,824
284,477	Daylight Energy Ltd.(a)	2,298,275
147,099	Enbridge Income Fund Holdings, Inc.(a)	2,859,694
89,200	Enerplus Corp.(a)	2,615,293
133,113	Freehold Royalties Ltd.(a)	2,502,037
163,688	Husky Energy, Inc.(a)	4,081,110
230,967	Imperial Oil Ltd.(a)	9,485,744
3,248,330	Ivanhoe Energy, Inc.(a) (b)	5,414,714
65,198	Keyera Corp.(a)	3,055,708
192,359	MEG Energy Corp.(b)	9,261,402
237,345	NAL Energy Corp.(a)	2,417,504
239,312	Nexen, Inc.	5,119,811
109,856	Pembina Pipeline Corp.(a)	2,863,659
223,148	Pengrowth Energy Corp.(a)	2,580,972
118,623	Penn West Petroleum Ltd.	2,224,826
176,829	PetroBakken Energy Ltd., Class A(a)	2,144,697
440,353	Petrobank Energy & Resources Ltd.(b)	5,345,390
325,479	Provident Energy Ltd.(a)	2,819,254
5,521,066	Southern Pacific Resource Corp.(a) (b)	7,904,579
315,876	Suncor Energy, Inc.	10,136,717
196,133	Veresen, Inc.(a)	2,773,963
54,238	Vermilion Energy, Inc.(a)	2,539,260
129,990	Zargon Oil & Gas Ltd.(a)	2,274,509
	(Cost $198,266,038)	163,570,898

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 40.0%
65,591,194	BNY Mellon Securities Lending Overnight Fund, 0.093%(c) (d)	$ 65,591,194
	(Cost $65,591,194)

	Total Investments - 139.9%
	(Cost $263,857,232)	229,162,092
	Liabilities in excess of Other Assets - (39.9%)	(65,318,483)
	Net Assets - 100.0%	$163,843,609

(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	Non-income producing security.
(c)	At August 31, 2011, the total market value of the Fund's securities on loan was $62,351,247 and the total market value of the collateral held by the Fund was $65,591,194.
(d)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

ENY / Guggenheim Canadian Energy Income ETF

Summary of Investments by Sector Classification
Sector*	% of Long- Term Investments
Energy	96.4%
Utilities	1.9%
Financial	1.7%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$265,015,588	$1,456,166	$(37,309,662)	$(35,853,496)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of
August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:

Common Stocks	$163,571	$-	$-	$163,571
Investments of Collateral for Securities Loaned	65,591	-	-	65,591
Total	$229,162	$-	$-	$229,162

There were no transfers between levels.

TAO Guggenheim China Real Estate ETF
Portfolio of Investments
August 31, 2011 (unaudited)

	Number
	of Shares	Description	Value
		Long-Term Investments - 99.8%
		Common Stocks - 99.8%
		Diversified - 12.4%
	102,500	Swire Pacific Ltd., Class A	$1,367,166
	275,000	Swire Pacific Ltd., Class B	736,073
	245,000	Wharf Holdings Ltd.	1,560,019
			3,663,258

		Energy - 0.3%
	1,006,000	United Energy Group Ltd.(a)	95,568

		Financial - 87.1%
	366,000	Agile Property Holdings Ltd.	495,226
	272,000	Beijing Capital Land Ltd.	74,376
	624,000	Champion Real Estate Investment Trust, REIT	311,614
	109,000	Cheung Kong Holdings Ltd.	1,529,427
	866,000	China Overseas Land & Investment Ltd.	1,838,804
	532,000	China Resources Land Ltd.	867,356
	135,000	Chinese Estates Holdings Ltd.	233,271
	1,545,000	Country Garden Holdings Co.	682,290
	12,949	E-House China Holdings Ltd., ADR	87,924
	1,257,000	Evergrande Real Estate Group Ltd.(b)	777,794
	904,000	Franshion Properties China Ltd.	203,090
	733,000	Glorious Property Holdings Ltd.(a) (b)	141,149
	87,000	Great Eagle Holdings Ltd.	255,763
	158,500	Greentown China Holdings Ltd.	119,033
	268,000	Guangzhou R&F Properties Co. Ltd.(b)	323,059
	228,000	Hang Lung Group Ltd.	1,331,767
	359,000	Hang Lung Properties Ltd.	1,329,604
	256,000	Henderson Land Development Co. Ltd.	1,493,674
	248,000	Hongkong Land Holdings Ltd.	1,438,400
	170,500	Hopewell Holdings Ltd.	537,351
	178,000	Hopson Development Holdings Ltd.(b)	143,046
	166,000	Hysan Development Co. Ltd.	675,537
	540,000	Kaisa Group Holdings Ltd.(a) (b)	180,239
	177,500	Kerry Properties Ltd.	766,771
	313,000	KWG Property Holding Ltd.	184,433
	534,000	Link Real Estate Investment Trust, REIT	1,861,200
	331,000	Longfor Properties Co. Ltd.	479,313
	449,600	New World China Land Ltd.	150,643
	657,000	New World Development Ltd.	837,523
	443,000	Poly Hong Kong Investments Ltd.(b)	261,035
	2,100,000	Renhe Commercial Holdings Co. Ltd.	412,470
	534,000	Shenzhen Investment Ltd.	139,847
	389,500	Shimao Property Holdings Ltd.	409,518
	690,300	Shui On Land Ltd.	264,080
	304,000	Shun Tak Holdings Ltd.	167,812
	708,000	Sino Land Co. Ltd.	1,081,589
	1,091,500	Sino-Ocean Land Holdings Ltd.(b)	518,451
	496,000	Soho China Ltd.(b)	438,079
	99,000	Sun Hung Kai Properties Ltd.	1,394,196
	249,000	Tian An China Investment	138,730
	224,000	Wheelock & Co. Ltd.	785,042
	180,000	Yanlord Land Group Ltd. (Singapore)	135,496
	1,316,000	Yuexiu Property Co. Ltd.(a) (b)	231,451
			25,727,473

		Total Common Stocks - 99.8%
		(Cost $33,341,459)	29,486,299

		Investments of Collateral for Securities Loaned - 8.0%
	2,348,836	BNY Mellon Securities Lending Overnight Fund, 0.093%(c) (d)	$2,348,836
		(Cost $2,348,836)

		Total Investments - 107.8%
		(Cost $35,690,295)	31,835,135
		Liabilities in excess of Other Assets - (7.8%)	(2,304,433)
		Net Assets - 100.0%	$ 29,530,702

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at August 31, 2011.
(c)	At August 31, 2011, the total market value of the Fund's securities on loan was $2,159,017 and the total market value of the collateral held by the Fund was $2,348,836.
(d)	Interest rate shown reflects yield as of August 31, 2011.

	Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended May 31, 2011.

TAO Guggenheim China Real Estate ETF

Country Allocation*
China	99.5%
Singapore	0.5%

* Subject to change daily. Based on long-term investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$36,097,704	$846,379	$(5,108,948)	$(4,262,569)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$29,486	$-	$-	$29,486
Investments of Collateral for Securities Loaned	2,349	-	-	2,349
Total	$31,835	$-	$-	$31,835

There were no transfers between levels.

HAO Guggenheim China Small Cap ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Basic Materials - 13.5%
3,228,000	China BlueChemical Ltd.	$ 2,540,248
4,058,000	China Forestry Holdings Co. Ltd.(a) (b)	–
2,182,000	China Lumena New Materials Corp.(c)	605,049
2,420,000	China Molybdenum Co. Ltd.	1,407,329
1,508,000	China Oriental Group Co. Ltd.	627,232
850,000	China Qinfa Group Ltd.(b)	338,269
1,638,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	485,745
1,414,000	Dongyue Group	1,125,442
1,293,000	Fufeng Group Ltd.	640,719
2,976,000	Hunan Non-Ferrous Metal Corp. Ltd.(b)	855,782
3,192,000	Lee & Man Paper Manufacturing Ltd.(c)	1,458,797
510,000	Lingbao Gold Co. Ltd.	258,612
3,150,000	Maanshan Iron & Steel(c)	1,108,009
3,508,000	Minmetals Resources Ltd.(b)	2,085,080
1,072,500	Real Gold Mining Ltd.(a) (c)	1,144,143
577,000	Shandong Chenming Paper Holdings Ltd.(c)	288,883
7,736,000	Shougang Concord International Enterprises Co. Ltd.	566,074
3,212,000	Sinofert Holdings Ltd.	997,868
4,270,000	Sinopec Shanghai Petrochemical Co. Ltd.	1,732,196
2,602,000	Sinopec Yizheng Chemical Fibre Co. Ltd.	761,595
1,399,000	Xinjiang Xinxin Mining Industry Co. Ltd.(c)	563,936
2,441,000	Yingde Gases	2,428,575
436,000	Yip's Chemical Holdings Ltd.	436,579
807,000	Youyuan International Holdings Ltd.(b)	258,998
1,601,500	Zhaojin Mining Industry Co. Ltd.(c)	3,741,798
		26,456,958

	Communications - 4.8%
93,976	AsiaInfo-Linkage, Inc.(b) (c)	1,075,085
1,101,500	BYD Electronic International Co. Ltd.(b)	330,889
3,654,000	China Communications Services Corp. Ltd.	1,824,737
2,436,000	China Wireless Technologies Ltd.	462,830
1,339,400	Comba Telecom Systems Holdings Ltd.	1,143,442
157,480	Giant Interactive Group, Inc., ADR(c)	1,285,037
62,695	Shanda Interactive Entertainment Ltd., ADR(b) (c)	2,140,407
1,075,000	TCL Communication Technology Holdings Ltd.	649,997
4,128,000	VODone Ltd.(c)	561,730
		9,474,154

	Consumer, Cyclical - 19.4%
1,111,000	361 Degrees International Ltd.(c)	646,092
1,413,000	Anta Sports Products Ltd.(c)	1,926,410
544,000	Baoye Group Co. Ltd.	333,817
3,912,000	Bosideng International Holdings Ltd.	969,255
6,480,000	Chigo Holding Ltd.(c)	366,024
5,809,000	China Dongxiang Group Co.	1,305,033
2,868,000	China Eastern Airlines Corp. Ltd.(b) (c)	1,373,315
5,373,000	China Hongxing Sports Ltd.(a)	451,381
980,000	China Lilang Ltd.	1,331,048
3,626,000	China Southern Airlines Co. Ltd.(b)	2,392,616
4,998,000	China Travel International Investments	936,766
1,321,000	Digital China Holdings Ltd.	2,248,684
1,889,500	Great Wall Motor Co. Ltd.(c)	2,716,733
1,370,000	Haier Electronics Group Co. Ltd.(b)	1,544,177
3,160,000	Hengdeli Holdings Ltd.(c)	1,521,249
768,000	Hisense Kelon Electrical Holdings Co. Ltd.(b)	184,368
37,630	Home Inns & Hotels Management, Inc., ADR(b) (c)	1,438,971
1,480,000	Huiyin Household Appliances Holdings Co. Ltd.	184,296
1,199,500	Intime Department Store Group Co. Ltd.	1,894,033
798,000	Little Sheep Group Ltd.	639,248
1,748,000	Maoye International Holdings Ltd.	558,757
1,052,000	Minth Group Ltd.	1,166,841
4,838,000	PCD Stores Group Ltd.	956,464
1,496,000	Peak Sport Products Co. Ltd.(c)	581,911
616,000	Ports Design Ltd.	1,012,215
3,041,000	Pou Sheng International Holdings Ltd.(b)	476,276
1,360,000	Qingling Motors Co. Ltd.	427,747
2,594,000	Shanghai Jin Jiang International Hotels Group Co. Ltd.	399,607
647,000	Shenzhou International Group Holdings Ltd.	880,425
1,220,500	Sinotruk Hong Kong Ltd.(c)	835,116
954,000	TCL Multimedia Technology Holdings Ltd.(b)	372,309
756,000	Weiqiao Textile Co.	400,824
970,500	Wumart Stores, Inc.	2,426,982
750,000	Xinhua Winshare Publishing and Media Co. Ltd.	344,688
999,000	XTEP International Holdings	563,005
1,727,000	Ying LI International Real Estate Ltd.(b)	438,124
1,065,000	Zhongsheng Group Holdings Ltd.	1,801,968
		38,046,775

	Consumer, Non-cyclical - 18.4%
14,332	51job, Inc., ADR(b) (c)	799,726
874,000	Anhui Expressway Co.	536,317
3,252,000	Anxin-China Holdings Ltd.(b)	709,711
1,089,000	Asian Citrus Holdings Ltd.	789,875
1,506,000	BaWang International Group Holding Ltd.(c)	175,933
333,000	Beijing Jingkelong Co. Ltd.	354,389
418,000	China Fishery Group Ltd.	441,555
1,308,000	China Foods Ltd.(c)	1,088,090
840,000	China Green Holdings Ltd.(c)	287,921
968,000	China Huiyuan Juice Group Ltd.	421,267
44,024	China Medical Technologies, Inc., ADR(b) (c)	264,144
787,000	China Minzhong Food Corp. Ltd.(b) (c)	805,165
1,378,000	China Pharmaceutical Group Ltd.	481,172
432,000	China Shineway Pharmaceutical Group Ltd.	616,695
1,936,000	China Tontine Wines Group Ltd.	231,137
8,320,000	CP Pokphand Co.	897,191
1,932,000	Dalian Port PDA Co. Ltd.(c)	508,444
704,000	Dynasty Fine Wines Group Ltd.	180,753
3,500,000	Global Bio-Chem Technology Group Co. Ltd.	1,073,861
420,000	Guangzhou Pharmaceutical Co. Ltd.	360,170
367,000	Hsu Fu Chi International Ltd.	1,269,886
1,424,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	283,350
2,226,000	Jiangsu Expressway Co. Ltd.	1,860,322
684,000	Lianhua Supermarket Holdings Co. Ltd.	1,169,614
1,620,000	Lijun International Pharmaceutical Holding Ltd.	243,323
126,721	Mindray Medical International Ltd., ADR(c)	3,301,082
1,120,000	People's Food Holdings Ltd.	684,716
988,000	Real Nutriceutical Group Ltd.	418,555
292,000	Shandong Luoxin Pharmacy Stock Co. Ltd.	257,901
2,068,000	Shenguan Holdings Group Ltd.	1,189,353
1,372,000	Shenzhen Expressway Co. Ltd.	618,220
19,810,000	Shenzhen International Holdings Ltd.	1,424,146
1,622,000	Sichuan Expressway Co. Ltd.	705,883
720,000	Silver Base Group Holdings Ltd.(c)	739,443
36,730	Simcere Pharmaceutical Group, ADR(b)	326,897
4,272,000	Sino Biopharmaceutical	1,222,977
290,000	Tong Ren Tang Technologies Co. Ltd.	317,935
526,000	Tsingtao Brewery Co. Ltd.	3,106,173
1,761,000	Uni-President China Holdings Ltd.	996,965
726,000	United Laboratories International Holdings Ltd.(c)	691,548
700,000	Vinda International Holdings Ltd.(c)	821,346
100,877	WuXi PharmaTech Cayman, Inc., ADR(b)	1,383,024
1,170,000	Yuexiu Transport Infrastructure Ltd.	503,168
2,622,000	Zhejiang Expressway Co. Ltd.	1,635,878
		36,195,221

	Diversified - 2.0%
4,944,000	Citic Resources Holdings Ltd.(b)	787,013
4,498,000	Guangdong Investment Ltd.(c)	2,719,709
868,000	Tianjin Development Holdings Ltd.(b)	443,491
		3,950,213

	Energy - 1.0%
926,000	CIMC Enric Holdings Ltd.(b)	362,571
1,764,000	Hidili Industry International Development Ltd.(c)	930,728
6,852,000	United Energy Group Ltd.(b)	650,925
		1,944,224

	Financial - 13.1%
1,914,000	Beijing Capital Land Ltd.	523,364
1,366,000	Beijing North Star Co. Ltd.	294,606
2,111,000	China Aoyuan Property Group Ltd.	284,551
1,418,000	China Everbright Ltd.	2,067,934
2,225,000	China SCE Property Holdings Ltd.	539,851
3,632,000	China South City Holdings Ltd.	596,812
87,315	E-House China Holdings Ltd., ADR	592,869
3,127,500	Fantasia Holdings Group Co. Ltd.	329,225
6,232,000	Franshion Properties China Ltd.	1,400,063
5,024,000	Glorious Property Holdings Ltd.(b) (c)	967,437
1,088,500	Greentown China Holdings Ltd.	817,460
1,861,600	Guangzhou R&F Properties Co. Ltd.(c)	2,244,058
3,720,000	Kaisa Group Holdings Ltd.(b) (c)	1,241,647
2,165,500	KWG Property Holding Ltd.	1,276,007
1,657,000	Mingfa Group International Co. Ltd.(c)	578,593
3,057,000	Poly Hong Kong Investments Ltd.(c)	1,801,317
2,525,000	Powerlong Real Estate Holdings Ltd.	599,674
14,414,000	Renhe Commercial Holdings Co. Ltd.(c)	2,831,118
10,720,000	Shanghai Zendai Property Ltd.(b)	260,099
3,686,000	Shenzhen Investment Ltd.	965,312
3,409,500	Soho China Ltd.(c)	3,011,350
1,241,000	Yanlord Land Group Ltd. (Singapore)	934,169
9,124,000	Yuexiu Property Co. Ltd.(b) (c)	1,604,678
		25,762,194

	Industrial - 22.3%
771,000	Asia Cement China Holdings Corp.	551,305
3,668,000	AviChina Industry & Technology Co. Ltd.	1,761,096
2,139,500	BBMG Corp.	2,400,523
3,432,000	Beijing Capital International Airport Co. Ltd.	1,638,975
1,250,000	Chiho-Tiande Group Ltd.	773,462
3,586,000	China Aerospace International Holdings Ltd.	294,627
985,000	China Automation Group Ltd.	304,744
60,023	China Digital TV Holding Co. Ltd., ADR(c)	306,718
3,461,000	China Everbright International Ltd.	1,195,187
1,119,000	China High Precision Automation Group Ltd.(c)	596,156
1,378,000	China Liansu Group Holdings Ltd.(c)	711,144
797,400	China Metal Recycling Holdings Ltd.(c)	953,033
2,133,000	China National Materials Co. Ltd.	1,289,715
3,558,000	China Shanshui Cement Group Ltd.	3,530,754
6,849,000	China Shipping Container Lines Co. Ltd.(b) (c)	1,582,639
2,460,000	China State Construction International Holdings Ltd.(c)	1,957,983
2,552,800	China Zhongwang Holdings Ltd.(c)	1,120,792
2,018,000	Chongqing Machinery & Electric Co. Ltd.	432,633
1,136,000	Cosco International Holdings Ltd.	525,004
621,200	Dongfang Electric Corp. Ltd.	2,113,291
724,000	First Tractor Co. Ltd.	651,536
1,816,000	Fook Woo Group Holdings Ltd.(b) (c)	424,296
2,598,000	Guangshen Railway Co. Ltd.(c)	947,195
382,200	Guangzhou Shipyard International Co. Ltd.	354,250
435,000	Hainan Meilan International Airport Co. Ltd.	346,787
919,000	Haitian International Holdings Ltd.	854,154
1,220,000	Harbin Electric Co. Ltd.	1,550,519
2,022,000	Honghua Group Ltd.(b)	238,809
830,500	International Mining Machinery Holdings Ltd.	844,397
1,589,000	Kingboard Laminates Holdings Ltd.	968,946
5,262,000	Metallurgical Corp. of China Ltd.	1,492,881
3,758,000	NVC Lighting Holdings Ltd.	1,698,171
1,561,000	Sany Heavy Equipment International Holdings Co. Ltd.(c)	1,549,047
1,977,000	Shengli Oil&Gas Pipe Holdings Ltd.	223,343
3,244,000	Sinotrans Ltd.	633,004
2,313,500	Sinotrans Shipping Ltd.(c)	602,903
1,093,000	Sound Global Ltd.	568,205
230,550	Suntech Power Holdings Co. Ltd., ADR(b) (c)	1,210,388
8,926,000	Tianjin Port Development Holdings Ltd.	1,501,102
1,238,000	Tianneng Power International Ltd.(c)	726,305
892,000	Wasion Group Holdings Ltd.(c)	350,403
838,000	Zhuzhou CSR Times Electric Co. Ltd.	1,996,660
		43,773,082

	Technology - 3.3%
16,534,000	Apollo Solar Energy Technology Holdings Ltd.(b)	399,041
45,526	Camelot Information Systems, Inc., ADR(b) (c)	269,059
1,318,000	China ITS Holdings Co. Ltd.(b)	275,794
3,934,000	Citic 21CN Co. Ltd.(b)	348,470
870,000	Great Wall Technology Co. Ltd.	228,958
1,622,000	Ju Teng International Holdings Ltd.	337,325
1,202,000	Kingsoft Corp. Ltd.	624,945
37,481,000	Semiconductor Manufacturing International Corp.(b) (c)	2,020,889
2,464,000	TPV Technology Ltd.	1,103,947
1,711,500	Travelsky Technology Ltd.	922,801
		6,531,229

	Utilities - 2.0%
2,908,000	China Power International Development Ltd.(c)	638,370
824,000	China Resources Gas Group Ltd.	1,267,261
6,114,000	Datang International Power Generation Co. Ltd.(c)	1,703,206
2,596,000	Huadian Power International Co.(b) (c)	416,579
		4,025,416

	Total Common Stocks - 99.8%
	(Cost $257,328,419)	196,159,466

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 25.7%
50,533,365	BNY Mellon Securities Lending Overnight Fund, 0.093%(d) (e)	$50,533,365
	(Cost $50,533,365)

	Total Investments - 125.5%
	(Cost $307,861,784)	246,692,831
	Liabilities in excess of Other Assets - (25.5%)	(50,103,274)
	Net Assets - 100.0%	$196,589,557

ADR - American Depositary Receipt

(a)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1,595,524 which represents 0.8% of net assets.

(b)	Non-income producing security.
(c)	Security, or portion thereof, was on loan at August 31, 2011.
(d)	At August 31, 2011, the total market value of the Fund's securities on loan was $45,307,268 and the total market value of the collateral held by the Fund was $50,533,365.
(e)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
China	99.5%
Singapore	0.5%

* Subject to change daily. Based on Long-Term Investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$310,482,687	$8,042,180	$(71,832,036)	$(63,789,856)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of August 31, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$25,313	$1,144	$-	*	$26,457
Communications	9,474	-	-		9,474
Consumer, Cyclical	37,596	451	-		38,047
Consumer, Non-cyclical	36,195	-	-		36,195
Diversified	3,950	-	-		3,950
Energy	1,944	-	-		1,944
Financial	25,762	-	-		25,762
Industrial	43,773	-	-		43,773
Technology	6,531	-	-		6,531
Utilities	4,026	-	-		4,026
Money Market Fund	50,534	-	-		50,534
Total	$245,098	$1,595	$-	*	$246,693
* Market value is less than minimum figure disclosed.

The fair value estimate for China Forestry Holdings Ltd. was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees.  There were various factors considered in reaching a fair value determination including, but not limited to, the following:  the type of security, and public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using signficant unobservable inputs (Level 3 valuations) for the period ended August 31, 2011.

Level 3 Holdings	Securities
Beginning Balance at 5/31/11	$ -	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 8/31/11	$ -	*

* Market value is less than minimum figure disclosed.

FRN Guggenheim Frontier Markets ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 85.9%
	Argentina - 9.4%
65,090	Banco Macro SA, ADR	$ 1,762,637
68,286	BBVA Banco Frances SA, ADR(a)	542,874
59,836	Cresud SACIF y A, ADR	845,483
163,038	Grupo Financiero Galicia SA, ADR	1,940,152
51,581	IRSA Inversiones y Representaciones SA, ADR	588,539
83,427	Pampa Energia SA, ADR	1,038,666
59,446	Petrobras Argentina SA, ADR	1,018,904
149,544	Telecom Argentina SA, ADR(a)	3,458,953
111,790	YPF SA, ADR	4,407,880
		15,604,088

	Chile - 29.9%
69,621	Banco de Chile, ADR	5,882,975
77,677	Banco Santander Chile, ADR(a)	7,018,894
44,662	Cia Cervecerias Unidas SA, ADR	2,559,579
138,440	Corpbanca, ADR(a)	3,094,134
201,427	Empresa Nacional de Electricidad SA, ADR	10,448,018
473,874	Enersis SA, ADR	9,534,345
324,023	Lan Airlines SA, ADR(a)	9,121,247
42,969	Vina Concha y Toro SA, ADR	1,761,729
		49,420,921

	Colombia - 10.0%
376,689	Ecopetrol SA, ADR(a)	16,468,843

	Czech Republic - 1.8%
43,189	Komercni Banka AS, GDR (c)	3,033,163

	Egypt - 9.4%
1,020,096	Commercial International Bank Egypt SAE, GDR(a)	4,794,451
289,050	Egyptian Financial Group-Hermes Holding, GDR(a)	1,586,885
132,723	Orascom Construction Industries, GDR(a)	5,413,771
992,550	Orascom Telecom Holding SAE, GDR(a) (b)	2,952,836
68,018	Telecom Egypt, GDR(a) (c)	824,378
		15,572,321

	Georgia - 0.8%
88,224	Bank of Georgia JSC, GDR(b)	1,312,773

	Kazakhstan - 4.5%
241,291	Halyk Savings Bank of Kazakhstan JSC, GDR(a) (b)	1,708,340
284,648	KazMunaiGas Exploration Production, GDR	4,824,784
111,003	Zhaikmunai, LP, GDR(b)	910,225
		7,443,349

	Lebanon - 3.7%
352,195	Banque Audi sal- Audi Saradar Group, GDR	2,495,302
42,053	BLOM Bank SAL, GDR	336,845
192,726	Solidere, GDR(a) (b)	3,272,487
		6,104,634

	Nigeria - 2.8%
1,152,267	Guaranty Trust Bank PLC, GDR(a) (c)	4,551,455

	Oman - 1.8%
392,548	BankMuscat SAOG, GDR(c)	2,944,110

	Pakistan - 1.0%
126,614	Oil & Gas Development Co. Ltd., GDR(a) (c)	1,601,667

	Peru - 6.0%
212,318	Cia de Minas Buenaventura SA, ADR	9,942,852

	Poland - 2.1%
617,556	Telekomunikacja Polska SA, GDR(a)	3,550,947

	Qatar - 1.6%
615,008	Commercial Bank of Qatar, GDR(a)	2,706,035

	Ukraine - 1.1%
28,819	Avangardco Investments Public Ltd., GDR(b)	351,592
105,654	MHP SA, GDR(b)	1,447,460
		1,799,052

	Total Common Stocks - 85.9%
	(Cost $159,757,222)	142,056,210

	Preferred Stocks - 13.5%
	Argentina - 0.8%
50,011	Nortel Inversora SA, Class B, ADR(b)	1,341,295

	Chile - 7.4%
57,469	Embotelladora Andina SA, Class B, ADR	1,574,076
165,484	Sociedad Quimica y Minera de Chile SA, ADR	10,637,311
		12,211,387

	Colombia - 5.3%
134,063	BanColombia SA, ADR	8,818,664

	Total Preferred Stocks - 13.5%
	(Cost $20,179,629)	22,371,346

	Exchange Traded Fund - 0.6%
20,800	Vanguard MSCI Emerging Markets ETF(a)	$914,160
	(Cost $843,802)

	Total Long-Term Investments - 100.0%
	(Cost $180,780,653)	165,341,716

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 14.3%
23,701,820	BNY Mellon Securities Lending Overnight Fund, 0.093%(d) (e)	$ 23,701,820
	(Cost $23,701,820)

	Total Investments - 114.3%
	(Cost $204,482,473)	189,043,536
	Liabilities in excess of Other Assets - (14.3%)	(23,625,104)
	Net Assets - 100.0%	$165,418,432

ADR - American Depositary Receipt
AS - Joint Stock Company
GDR - Global Depositary Receipt
JSC - Joint Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation
SAE - Corporation
SAL - Joint Stock Company
SAOG - Joint Stock Company

(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	Non-income producing security.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $12,954,773 which represents 7.8% of net assets.

(d)	At August 31, 2011, the total market value of the Fund's securities on loan was $22,807,206 and the total market value of the collateral held by the Fund was $23,701,820.
(e)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

FRN I Guggenheim Frontier Markets ETF

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Financial	35.3%
Energy	17.7%
Utilities	12.7%
Basic Materials	12.4%
Communications	7.3%
Consumer, Cyclical	5.5%
Consumer, Non-cyclical	5.2%
Industrial	3.3%
Exchange-Traded Fund	0.6%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 204,485,509	$ 3,317,626	$(18,759,594)	$ (15,441,968)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock:
Basic Materials	$9,943	$-	$-	$9,943
Communications	9,963	824	-	10,787
Consumer, Cyclical	9,121	-	-	9,121
Consumer, Non-cyclical	6,966	-	-	6,966
Energy	27,630	1,602	-	29,232
Financial	39,044	10,528	-	49,572
Industrial	5,414	-	-	5,414
Utilities	21,021	-	-	21,021
Preferred Stock	22,372	-	-	22,372
Exchange-Traded Fund	914	-	-	914
Investments of Collateral for Securities Loaned	23,702	-	-	23,702
Total	$176,090	$12,954	$-	$189,044

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2:	5,376
Transfers from Level 2 to Level 1:	6,257

The transfers from Level 1 to Level 2 were the result of the lack of trading volume in the primary exchange for the securities on August 31, 2011.

The transfers from Level 2 to Level 1 were the result of the availability of a sale price on the principal exchange for the securities on August 31, 2011.

HGI Guggenheim International Multi-Asset Income ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 83.5%
	Argentina - 0.9%
7,881	Banco Macro SA, ADR	$213,418
74,675	BBVA Banco Frances SA, ADR	593,666
		807,084

	Australia - 4.8%
71,119	Amcor Ltd.	510,305
23,008	Australia & New Zealand Banking Group Ltd.	499,954
14,322	BHP Billiton Ltd.	609,538
84,638	Foster's Group Ltd.	451,403
24,452	National Australia Bank Ltd.	621,153
363,062	Telstra Corp. Ltd.	1,178,129
26,818	Westpac Banking Corp.	591,647
		4,462,129

	Austria - 0.5%
40,013	Telekom Austria AG	445,331

	Bermuda - 0.3%
9,000	Jardine Strategic Holdings Ltd.	282,330

	Brazil - 1.5%
32,946	Cia Siderurgica Nacional SA, ADR	331,107
40,679	CPFL Energia SA, ADR	1,075,146
		1,406,253

	Canada - 7.3%
20,123	Baytex Energy Corp.	1,036,536
94,557	Enerplus Corp.(a)	2,762,955
88,718	Pengrowth Energy Corp.	1,024,693
105,159	Penn West Petroleum Ltd.	1,969,628
		6,793,812

	Channel Islands - 0.8%
834	Randgold Resources Ltd.	88,064
5,235	Shire PLC	169,370
48,635	WPP PLC	509,983
		767,417

	Chile - 2.7%
11,793	Administradora de Fondos de Pensiones Provida SA, ADR	820,793
7,135	Banco de Chile, ADR	602,907
4,688	Banco Santander Chile, ADR	423,608
6,844	Cia Cervecerias Unidas SA, ADR	392,230
6,473	Empresa Nacional de Electricidad SA, ADR	335,754
		2,575,292

	China - 6.8%
6,580	China Life Insurance Co. Ltd., ADR	249,777
133,000	China Mobile Ltd.	1,348,841
3,481	China Petroleum & Chemical Corp., ADR	342,948
1,493	CNOOC Ltd., ADR	303,363
2,374,000	Guangshen Railway Co. Ltd.(a)	865,528
1,164,000	Lenovo Group Ltd.	780,020
286,000	New World Development Ltd.	364,584
3,277	PetroChina Co. Ltd., ADR	421,094
506,000	Sino Land Co. Ltd.	773,000
66,500	Swire Pacific Ltd., Class A	886,991
		6,336,146

	Colombia - 0.4%
8,744	Ecopetrol SA, ADR	382,288

	Finland - 1.0%
10,701	Metso OYJ	406,753
38,484	UPM-Kymmene OYJ	505,886
		912,639

	France - 5.8%
47,446	AXA SA	763,737
8,051	BNP Paribas	415,799
9,216	Danone	631,149
36,924	France Telecom SA(a)	707,070
3,487	L'Oreal SA	380,510
16,474	Sanofi-Aventis SA	1,201,618
11,817	Sodexo	881,671
8,605	Total SA	421,180
		5,402,734

	Germany - 4.0%
2,862	Aixtron AG(a)	64,303
6,513	Allianz SE	672,642
6,393	Deutsche Bank AG	259,985
69,908	Deutsche Telekom AG	886,355
15,793	E.ON AG	346,880
4,509	Fresenius Medical Care AG & Co. KGaA	307,529
6,491	Henkel AG & Co. KGaA	315,045
8,754	RWE AG	329,595
5,525	Siemens AG	571,798
		3,754,132

	Greece - 0.4%
15,669	Coca-Cola Hellenic Bottling Co. SA, ADR(b)	339,234

	India - 0.6%
8,234	ICICI Bank Ltd., ADR	324,090
22,818	Wipro Ltd., ADR	227,724
		551,814

	Indonesia - 0.9%
26,504	Indosat TBK PT, ADR(a)	838,852

	Israel - 4.3%
480,715	Alon Holdings Blue Square Israel Ltd., ADR(a)	3,292,898
69,398	Partner Communications Co. Ltd., ADR	757,826
		4,050,724

	Italy - 1.3%
12,065	Luxottica Group SpA	360,800
729,029	Telecom Italia SpA	886,434
		1,247,234

	Japan - 4.0%
7,400	Advantest Corp.	95,512
18,000	Canon, Inc.	846,214
20,000	Kubota Corp.	163,724
146,000	Mitsubishi UFJ Financial Group, Inc.	656,781
3,400	Nidec Corp.	296,561
22,600	Nomura Real Estate Holdings, Inc.	352,580
545	NTT DoCoMo, Inc.	987,799
2,230	ORIX Corp.	201,216
6,900	Sony Corp.	150,236
		3,750,623

	Luxembourg - 0.7%
16,864	ArcelorMittal	373,317
12,211	Subsea 7 SA(b)	284,672
		657,989

	Mexico - 2.5%
22,933	Grupo Aeroportuario del Pacifico SAB de CV, ADR	878,104
57,891	Telefonos de Mexico SAB de CV, ADR	990,515
26,182	Telefonos de Mexico SAB de CV, Class A, ADR(a)	445,356
		2,313,975

	Netherlands - 2.7%
8,656	Heineken NV(a)	434,270
48,348	Koninklijke Ahold NV	564,549
11,867	Koninklijke DSM NV	597,330
39,219	Koninklijke KPN NV	556,769
58,141	STMicroelectronics NV	387,584
		2,540,502

	Norway - 0.4%
7,279	Yara International ASA	402,529

	Philippines - 0.9%
15,166	Philippine Long Distance Telephone Co., ADR(a)	874,472

	Portugal - 1.8%
128,826	EDP - Energias de Portugal SA	424,757
147,471	Portugal Telecom SGPS SA	1,278,856
		1,703,613

	Singapore - 0.7%
248,000	Singapore Telecommunications Ltd.	641,530

	South Africa - 0.4%
8,239	Sasol Ltd., ADR	396,461

	Spain - 2.1%
101,711	Banco Bilbao Vizcaya Argentaria SA	928,159
73,740	Banco Espanol de Credito SA(a)	514,397
27,226	Telefonica SA	568,792
		2,011,348

	Sweden - 1.4%
16,354	Atlas Copco AB, Class A(b)	370,315
17,764	SKF AB, Class A	421,344
45,884	Telefonaktiebolaget LM Ericsson	500,628
		1,292,287

	Switzerland - 5.0%
18,810	Credit Suisse Group AG(b)	537,862
18,617	Novartis AG	1,084,770
7,370	Roche Holding AG	1,341,579
2,750	Swisscom AG	1,233,399
1,495	Syngenta AG(b)	475,501
		4,673,111

	United Kingdom - 16.3%
12,467	ARM Holdings PLC	115,706
43,002	Associated British Foods PLC	749,893
19,549	AstraZeneca PLC	929,456
101,547	BAE Systems PLC	455,192
12,336	British American Tobacco PLC	551,062
432,364	BT Group PLC	1,207,355
9,385	Carnival PLC	306,998
221,537	Centrica PLC	1,079,268
34,107	GlaxoSmithKline PLC	727,783
16,172	Imperial Tobacco Group PLC	537,701
29,066	Intercontinental Hotels Group PLC	495,038
51,744	Invensys PLC	233,800
513,305	Legal & General Group PLC	877,579
85,549	Marks & Spencer Group PLC	448,809
81,182	National Grid PLC	820,867
130,724	Reed Elsevier PLC	1,070,643
16,531	Royal Dutch Shell PLC	559,731
36,874	Smith & Nephew PLC	375,551
110,015	Spirent Communications PLC	226,781
155,025	Tesco PLC	955,660
16,058	Unilever PLC	539,663
68,976	United Utilities Group PLC	673,861
513,365	Vodafone Group PLC	1,345,778
		15,284,175

	United States - 0.3%
15,964	News Corp., Class B	273,546

	Total Common Stocks - 83.5%
	(Cost $82,339,384)	78,171,606

	Preferred Stocks - 3.4%
	Brazil - 2.6%
26,007	Banco Bradesco SA, ADR	464,225
15,289	Cia de Bebidas das Americas SA, ADR	544,900
30,805	Telecomunicacoes de Sao Paulo SA, ADR	978,675
23,160	Ultrapar Participacoes SA, ADR	410,858
		2,398,658

	Chile - 0.3%
14,253	Embotelladora Andina SA, Class A, ADR(a)	331,382

	Colombia - 0.5%
6,885	BanColombia SA, ADR	452,896

	Total Preferred Stocks - 3.4%
	(Cost $2,846,223)	3,182,936

	Royalty Trust - 3.1%
	United States - 3.1%
175,102	Whiting USA Trust I(a)	$2,932,958
	(Cost $3,158,099)

	Closed End Funds - 9.7%
48,199	AllianceBernstein Global High Income Fund, Inc.(a)	$693,102
40,183	Clough Global Equity Fund	534,032
46,439	Clough Global Opportunities Fund	557,268
26,336	Macquarie Global Infrastructure Total Return Fund, Inc.	449,556
73,912	MFS Charter Income Trust	674,077
99,747	MFS Multimarket Income Trust	666,310
29,332	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	507,444
84,961	Nuveen Quality Preferred Income Fund(a)	661,846
83,618	Nuveen Quality Preferred Income Fund II	670,616
98,937	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	909,231
46,850	Wells Fargo Advantage Multi-Sector Income Fund	708,372
24,585	Western Asset Emerging Markets Debt Fund, Inc.(a)	481,374
34,330	Western Asset Emerging Markets Income Fund, Inc.(a)	508,771
32,425	Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	586,893
40,940	Western Asset Global High Income Fund, Inc.	497,830
	(Cost $9,157,679)	9,106,722

	Total Long-Term Investments - 99.7%
	(Cost $97,501,385)	93,394,222

	Investments of Collateral for Securities Loaned - 9.9%
9,281,235	BNY Mellon Securities Lending Overnight Fund, 0.093%(c) (d)	$9,281,235
	(Cost $9,281,235)

	Total Investments - 109.6%
	(Cost $106,782,620)	102,675,457
	Liabilities in excess of Other Assets - (9.6%)	(9,030,472)
	Net Assets - 100.0%	$ 93,644,985

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
KGaA - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise
SAB de CV - Publicly Traded Company

(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	Non-income producing security.
(c)	At August 31, 2011, the total market value of the Fund's securities on loan was $8,964,470 and the total market value of the collateral held by the Fund was $9,281,235.
(d)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

HGI | Guggenheim International Multi-Asset Income ETF

Summary of Investments by Sector Classification*
Communications	22.2%
Consumer, Non-cyclical	19.7%
Financial	14.1%
Energy	13.7%
Industrial	5.6%
Utilities	5.4%
Basic Materials	4.1%
Technology	2.6%
Consumer, Cyclical	1.5%
Diversified	1.3%
Total Common Stocks, Preferred Stocks and Royalty Trusts	90.2%
Closed End Funds	9.8%
Total Long-Term Investments	100.0%

* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$106,864,224	$4,927,509	$(9,116,276)	$(4,188,767)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks	$78,171	$–	$–	$78,171
Preferred Stocks	3,183	–	–	3,183
Royalty Trusts	2,933	–	–	2,933
Closed End Funds	9,107	–	–	9,107
Investments of Collateral for Securities Loaned	9,281	–	–	9,281
Total	$102,675	$–	$–	$102,675

There were no transfers between levels.

SEA Guggenheim Shipping ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Total Investments - 99.9%
	Common Stocks - 87.1%
	Bermuda - 24.4%
758,000	COSCO Pacific Ltd.	$1,037,310
45,163	Frontline Ltd.	365,424
572,856	Golden Ocean Group Ltd.	502,280
29,225	Knightsbridge Tankers Ltd.	524,296
36,058	Nordic American Tanker Ltd.	647,241
1,370,000	Pacific Basin Shipping Ltd.	663,046
40,431	Ship Finance International Ltd.	642,853
53,403	Tsakos Energy Navigation Ltd.	347,120
		4,729,570

	Denmark - 3.4%
21,701	D/S Norden	650,145

	Japan - 27.4%
400,000	Kawasaki Kisen Kaisha Ltd.	1,025,239
505,000	Mitsui OSK Lines Ltd.	2,126,455
716,000	Nippon Yusen KK	2,162,887
		5,314,581

	Marshall Islands - 14.8%
30,401	Costamare, Inc.	475,472
115,637	Navios Maritime Holdings, Inc.	441,733
53,379	Seaspan Corp.	738,232
28,468	Teekay Corp.	773,476
67,021	Teekay Tankers Ltd., Class A	435,636
		2,864,549

	Singapore - 9.4%
603,000	Neptune Orient Lines Ltd.	579,301
370,000	SembCorp Marine Ltd.	1,252,568
		1,831,869

	United States - 7.7%
24,081	Alexander & Baldwin, Inc.	1,021,757
26,547	Overseas Shipholding Group, Inc.	473,333
		1,495,090

	Total Common Stocks - 87.1%
	(Cost $18,908,718)	16,885,804

	Master Limited Partnerships - 12.8%
	Marshall Islands - 12.8%
62,444	Capital Product Partners, LP	$424,619
37,536	Navios Maritime Partners, LP	594,946
20,436	Teekay LNG Partners, LP	688,898
28,779	Teekay Offshore Partners, LP	773,579
	(Cost $2,418,213)	2,482,042

	Total Investments - 99.9%
	(Cost $21,326,931)	19,367,846
	Other Assets in excess of Liabilities - 0.1%	14,935
	Net Assets - 100.0%	$ 19,382,781

KK - Joint Stock Company
LP - Limited Partnership

See previously submitted notes to financial statements for the period ended May 31, 2011.

SEA | Guggenheim Shipping ETF

Summary of Investments by Sector Classification*
Industrial	90.7%
Consumer, Non-cyclical	9.3%
100.0%

* As a percentage of long-term investments. Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$21,302,162	$252,450	$(2,186,766)	$(1,934,316)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks	$16,886	$–	$–	$16,886
Master Limited Partnerships	2,482	–	–	2,482
Total	$19,368	$–	$–	$19,368

There were no transfers between levels.

CUT Guggenheim Timber ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 91.6%
	Australia - 2.0%
13,191,587	Gunns Ltd.	$2,896,145

	Brazil - 3.7%
531,251	Fibria Celulose SA, ADR	5,259,385

	Canada - 3.7%
223,389	Canfor Corp.(a)	2,467,251
64,283	West Fraser Timber Co. Ltd.	2,794,570
		5,261,821

	Finland - 7.6%
720,492	Stora ENSO OYJ, R Shares	5,280,184
425,258	UPM-Kymmene OYJ	5,590,175
		10,870,359

	Ireland - 3.5%
642,139	Smurfit Kappa Group PLC(a)	5,100,751

	Japan - 24.7%
1,265,500	Hokuetsu Kishu Paper Co. Ltd.(c)	9,052,289
384,200	Nippon Paper Group, Inc.	9,731,861
1,725,000	OJI Paper Co. Ltd.	9,203,609
847,800	Sumitomo Forestry Co. Ltd.	7,394,829
		35,382,588

	Portugal - 4.3%
2,237,416	Portucel Empresa Produtora de Pasta e Papel SA	6,223,805

	South Africa - 3.9%
619,938	Mondi Ltd.	5,526,406

	Spain - 4.9%
2,054,843	Grupo Empresarial Ence SA	7,070,964

	Sweden - 9.3%
230,567	Holmen AB, B Shares	6,584,451
501,734	Svenska Cellulosa AB, B Shares	6,787,319
		13,371,770

	United States - 24.0%
42,308	Domtar Corp.	3,398,179
61,669	Greif, Inc., Class A	3,444,830
266,865	International Paper Co.	7,245,385
228,636	MeadWestvaco Corp.	6,292,063
103,641	Plum Creek Timber Co., Inc., REIT	3,935,249
57,229	Potlatch Corp., REIT	1,920,605
96,696	Rayonier, Inc., REIT	4,055,430
76,329	Wausau Paper Corp.	509,114
196,112	Weyerhaeuser Co., REIT	3,535,899
		34,336,754

	Total Common Stocks - 91.6%
	(Cost $138,368,304)	131,300,748

	Participation Notes (f) - 8.2%
	Brazil - 8.2%
917,800	Morgan Stanley BV certificates linked to the performance of Duratex SA	6,177,611
964,300	Barclays Bank PLC certificates linked to the performance of Suzano Papel E Celulose SA (b)	5,494,842
	(Cost $14,679,227)	11,672,453

	Total Long-Term Investments - 99.8%	142,973,201
	(Cost $153,047,531)

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.3%
528,750	BNY Mellon Securities Lending Overnight Fund, 0.093%(d) (e)	$528,750
	(Cost $528,750)

	Total Investments - 100.1%
	(Cost $153,576,281)	143,501,951
	Liabilities in excess of Other Assets - (0.1%)	(212,943)
	Net Assets - 100.0%	$ 143,289,008

AB - Stock Company
ADR - American Depositary Receipt
BV - Limited Liability Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $5,494,842, which represents 3.8% of net assets applicable to common shares.

(c)	Security, or portion thereof, was on loan at August 31, 2011.
(d)	At August 31, 2011, the total market value of the Fund's securities on loan was $502,554 and the total market value of the collateral held by the Fund was $528,750.
(e)	Interest rate shown reflects yield as of August 31, 2011.
(f)
Participation notes are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. The return on a participation note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Summary of Investments by Sector Classification*
Basic Materials	80.0%
Financial	17.6%
Industrial	2.4%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$153,671,745	$7,558,297	$(17,728,091)	$(10,169,794)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks:
Basic Materials	$111,513	$2,896	$–	$114,409
Financial	13,447	–	–	13,447
Industrial	3,445	–	–	3,445
Participation Notes	–	11,672	–	11,672
Investments of Collateral for Securities Loaned	529	–	–	529
Total	$128,934	$14,568	$–	$143,502

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:          /s/Kevin M. Robinson
    Kevin M. Robinson
    Chief Executive Officer and Chief Legal Officer

Date: October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Kevin M. Robinson
                    Kevin M. Robinson
       Chief Executive Officer and Chief Legal Officer

Date: October 26, 2011

By:       /s/John Sullivan
   John Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 26, 2011